UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2001

Check here if Amendment [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
          Richmond, Virginia 23235
13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:


Susan Kidd        Richmond, Virginia         January 24, 2002
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 113

Form 13F Information Table Value Total: $130,804,326 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE
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12/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                 SHARES OR INVST DISCRET      V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED   (C)NONE


AOL Time Warner, Incorporated    COMMON  00184A105      239,145         7,450     X    ALL                      7,450

Abbott Labs                      COMMON  002824100    1,257,163        22,550     X    ALL                     22,550

Advanced Energy Industries, Inc. COMMON  007973100    1,411,254        52,975     X    ALL                     52,975

Alcoa, Inc.                      COMMON  013817101      734,108        20,650     X    ALL                     20,650

Allegheny Energy, Inc.           COMMON  017361106      228,549         6,310     X    ALL                      6,310

American Electric Power          COMMON  025537101      228,535         5,250     X    ALL                      5,250

American Home Products Corp.     COMMON  02660910     3,666,263        59,750     X    ALL                     59,750

Amgen, Incorporated              COMMON  031162100    4,589,136        81,310     X    ALL                     81,310

Apache Corporation               COMMON  037411105    2,744,231        55,017     X    ALL                     55,017

Applied Materials, Inc.          COMMON  038222105      934,330        23,300     X    ALL                     23,300

AptarGroup Inc.                  COMMON  038336103    1,282,135        36,601     X    ALL                     36,601

Avnet, Incorporated              COMMON  053807103      771,746        30,300     X    ALL                     30,300

BB & T Corporation               COMMON  054937107      821,611        22,753     X    ALL                     22,753

BP P.L.C. Spon ADR               COMMON  055622104      529,749        11,390     X    ALL                     11,390

Bank of America Corporation      COMMON  060505104      692,891        11,007     X    ALL                     11,007

Banc One Corporation             COMMON  06423A103      524,365        13,428     X    ALL                     13,428

Baxter Int'l Inc.                COMMON  07181310       707,916        13,200     X    ALL                     13,200

Bed Bath & Beyond                COMMON  075896100    1,418,037        41,830     X    ALL                     41,830

BellSouth Corp.                  COMMON  079860102      489,389        12,828     X    ALL                     12,828

Berkshire Hathaway Class B       COMMON  084670207      593,375           235     X    ALL                        235

Biomet Incorporated              COMMON  090613100    2,024,209        65,508     X    ALL                     65,508

Bristol-Myers Squibb             COMMON  110122108    2,205,495        43,245     X    ALL                     43,245

C. H. Robinson Worldwide         COMMON  12541W100      555,171        19,200     X    ALL                     19,200

Capital One Financial Corp.      COMMON  14040H105      544,897        10,100     X    ALL                     10,100
TOTAL                                                29,193,700

12/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                 SHARES OR INVST DISCRET      V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED   (C)NONE


The Cheesecake Factory, Inc.     COMMON  16307210       575,444        16,550     X    ALL                     16,550

ChevronTexaco Corp Com           COMMON  166764100      728,980         8,135     X    ALL                      8,135

Cisco System Inc.                COMMON  17275R102      771,324        42,591     X    ALL                     42,591

Coca Cola Company                COMMON  191216100    1,618,661        34,330     X    ALL                     34,330

Cognex Corporation               COMMON  192422103    1,105,072        43,150     X    ALL                     43,150

Costco Whsl Corporation          COMMON  22160K105    1,568,168        35,335     X    ALL                     35,335

Delphi Automotive Systems Corp.  COMMON  247126105      168,209        12,314     X    ALL                     12,314

DENTSPLY Int'l. Inc.             COMMON  249030107      499,490         9,950     X    ALL                      9,950

Diebold Inc,                     COMMON  253651103      642,996        15,900     X    ALL                     15,900

Dominion Resources, Inc.  VA     COMMON  25746U109      717,534        11,939     X    ALL                     11,939

E. I. duPont deNemours Co., Inc. COMMON  263534109      810,028        19,055     X    ALL                     19,055

Duke Energy Corp                 COMMON  264399106      393,228        10,016     X    ALL                     10,016

Electronic Data Systems Corp.    COMMON  285661104      787,025        11,481     X    ALL                     11,481

Emerson Electric Company         COMMON  29101110     1,484,087        25,991     X    ALL                     25,991

Exxon Mobil Corp.                COMMON  30231G102    4,580,887       116,562     X    ALL                    116,562

Fastenal Co.                     COMMON  311900104    2,489,866        37,481     X    ALL                     37,481

Freddie Mac  (Voting Shares)     COMMON  313400301      343,350         5,250     X    ALL                      5,250

First Virginia Bank              COMMON  337477103      593,486        11,692     X    ALL                     11,692

FleetBoston Financial Corp.      COMMON  339030108      233,600         6,400     X    ALL                      6,400

Fortune Brands Inc.              COMMON  349631101      217,745         5,500     X    ALL                      5,500

General Electric                 COMMON  369604103    4,965,553       123,891     X    ALL                    123,891

GlaxoSmithKline PLC ADR          COMMON  37733W105      652,044        13,088     X    ALL                     13,088

HCC Insurance                    COMMON  404132102      398,098        14,450     X    ALL                     14,450

Harley-Davidson Inc              COMMON  412822108      820,081        15,100     X    ALL                     15,100
TOTAL                                                27,164,956

12/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                 SHARES OR INVST DISCRET      V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED   (C)NONE

Harte Hanks, Inc.                COMMON  416196108    1,296,526        46,025     X    ALL                     46,025

Health Management Assoc CL A     COMMON  421933102    1,926,940       104,725     X    ALL                    104,725

Hewlett Packard Co.              COMMON  42823610       334,823        16,301     X    ALL                     16,301

Home Depot Inc.                  COMMON  43707610       635,592        12,460     X    ALL                     12,460

INTEL Corporation                COMMON  45814010     4,578,555       145,582     X    ALL                    145,582

International Business Machines  COMMON  459200101      593,914         4,910     X    ALL                      4,910

Johnson & Johnson, Inc.          COMMON  478160104    2,231,498        37,758     X    ALL                     37,758

Kimberly Clark Corporation       COMMON  494368103    1,686,360        28,200     X    ALL                     28,200

Eli Lilly & Company              COMMON  53245710     1,429,428        18,200     X    ALL                     18,200

Linear Technology Corporation    COMMON  535678106    1,274,656        32,650     X    ALL                     32,650

Littelfuse, Inc.                 COMMON  537008104      791,136        30,150     X    ALL                     30,150

Lowes Companies Inc.             COMMON  54866110     2,939,518        63,338     X    ALL                     63,338

Lucent Technologies              COMMON  549463107       79,495        12,618     X    ALL                     12,618

Manulife Financial Corporation   COMMON  56501R106      223,986         8,595     X    ALL                      8,595

Markel Corporporation            COMMON  570535104    4,363,878        24,291     X    ALL                     24,291

Medtronic Inc.                   COMMON  585055106    3,431,084        67,000     X    ALL                     67,000

Merck & Company,                 COMMON  589331107    1,099,560        18,700     X    ALL                     18,700

Microsoft Corp.                  COMMON  594918104      589,300         8,895     X    ALL                      8,895

Minnesota Mining & Manufacturing COMMON  604059105      874,754         7,400     X    ALL                      7,400

Molex, Incorporated              COMMON  608554101      347,722        11,235     X    ALL                     11,235

Molex, Inc. Class A (Non-Voting) COMMON  608554200      968,482        35,803     X    ALL                     35,803

National Commerce Financial Corp COMMON  63545P104      517,208        20,443     X    ALL                     20,443

Nokia Corp. Sponsored ADR        COMMON  654902204      958,147        39,060     X    ALL                     39,060

Noble Drilling                   COMMON  655042109    1,233,950        36,250     X    ALL                     36,250
TOTAL                                                34,406,512

12/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                 SHARES OR INVST DISCRET      V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED   (C)NONE


Norfolk Southern Corporation     COMMON  655844108      350,176        19,104     X    ALL                     19,104

North Fork Bancorporation, Inc.  COMMON  659424105    1,023,680        32,000     X    ALL                     32,000

Omnicare, INC.                   COMMON  681904108      539,274        21,675     X    ALL                     21,675

Oracle Systems Corp.             COMMON  68389X105    2,166,712       156,894     X    ALL                    156,894

Outback Steakhouse, Incorporated COMMON  689899102      576,258        16,825     X    ALL                     16,825

Pall Corporation                 COMMON  69642930       512,816        21,314     X    ALL                     21,314

Pepsico Inc.                     COMMON  713448108    2,412,591        49,550     X    ALL                     49,550

Pfizer, Inc.                     COMMON  717081103    2,947,467        73,964     X    ALL                     73,964

Pharmacia Corporation            COMMON  71713U102      746,423        17,501     X    ALL                     17,501

Philip Morris Cos.               COMMON  718154107    5,432,043       118,474     X    ALL                    118,474

Plum Creek Timber Co., Inc.      COMMON  729251108      985,845        34,774     X    ALL                     34,774

Post Properties (REIT)           COMMON  737464107      239,693         6,750     X    ALL                      6,750

Procter & Gamble Co.             COMMON  74271810       210,486         2,660     X    ALL                      2,660

Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      294,947         6,550     X    ALL                      6,550

Progressive Corp.                COMMON  743315103      313,530         2,100     X    ALL                      2,100

Robert Half International        COMMON  770323103      817,020        30,600     X    ALL                     30,600

Royal Dutch Petroleum Co.        COMMON  780257804      500,004        10,200     X    ALL                     10,200

SPSS, Incorporated               COMMON  78462K102      483,245        27,225     X    ALL                     27,225

Schering Plough Corporation      COMMON  806605101      669,651        18,700     X    ALL                     18,700

Schlumberger LTD.                COMMON  806857108      432,735         7,875     X    ALL                      7,875

ServiceMaster Co., Inc.          COMMON  81760N109      823,433        59,669     X    ALL                     59,669

The Southern Company             COMMON  842587107      633,752        25,000     X    ALL                     25,000

Suntrust Banks, Inc.             COMMON  86791410     1,374,385        21,920     X    ALL                     21,920

Texas Instruments, Inc.          COMMON  882508104      861,280        30,760     X    ALL                     30,760
TOTAL                                                25,347,446

12/31/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                 SHARES OR INVST DISCRET      V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR               (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED   (C)NONE


Tiffany & Co                     COMMON  886547108      756,854        24,050     X    ALL                     24,050

United Dominion Realty Trust     COMMON  910197102      214,013        14,862     X    ALL                     14,862

United Parcel Service Class B    COMMON  911312106    1,986,526        36,450     X    ALL                     36,450

United Technologies              COMMON  913017109      206,816         3,200     X    ALL                      3,200

Veritas Software                 COMMON  923436109      902,205        20,125     X    ALL                     20,125

Verizon Communications           COMMON  92343V104      877,819        18,496     X    ALL                     18,496

Vodafone Group PLC               COMMON  92857W100    4,128,626       160,772     X    ALL                    160,772

Wachovia Corp Com                COMMON  929903102      867,263        27,655     X    ALL                     27,655

Washington Mutual                COMMON  939322103      651,221        19,915     X    ALL                     19,915

Waters Corporation               COMMON  941848103    1,684,660        43,475     X    ALL                     43,475

Wells Fargo & Company            COMMON  949746101      243,040         5,591     X    ALL                      5,591

Westvaco Corp.                   COMMON  961548104      278,811         9,800     X    ALL                      9,800

Wm. Wrigley Jr. Co.              COMMON  982526105      226,028         4,400     X    ALL                      4,400

X-Rite Inc.                      COMMON  983857103      558,256        65,600     X    ALL                     65,600

XEROX Corporation                COMMON  984121103      132,699        12,735     X    ALL                     12,735

Zebra Technologies Corporation   COMMON  989207105      735,509        13,250     X    ALL                     13,250

South Financial Group, Inc.      COMMON  TSFG           241,366        13,598     X    ALL                     13,598

TOTAL                                                14,691,712

GRAND TOTAL                                         130,804,326
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